Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 AUD ($)	Dec. 18, 2023 AUD ($) $ / shares	Sep. 30, 2023 AUD ($)
Loan capital
Loan capital		$ 39,970		$ 37,883		$ 33,176
Amount of WCN6 transferred to the nominated party					$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares					$ 100
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		8,535		10,104
Number of business days for payment of dividend, distribution or interest	20 days
Number of business days prior to scheduled conversion date to determine share price	20 days
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio threshold percentage	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5 days
Discount rate on share price determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%
Westpac capital notes
Loan capital
Loan capital		6,697		8,376
AUD 1,690 million WCN5
Loan capital
Principal amount				1,690
Loan capital				$ 1,688
AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)			3.20%	3.20%
AUD 1,723 million WCN7
Loan capital
Principal amount		1,723		$ 1,723
Loan capital		$ 1,719		$ 1,716
AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%	3.40%	3.40%
AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750		$ 1,750
Loan capital		$ 1,742		$ 1,740
AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%	2.90%	2.90%
AUD 1,509 million WCN9
Loan capital
Principal amount		$ 1,509		$ 1,509
Loan capital		$ 1,501		$ 1,499
AUD 1,509 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%	3.40%	3.40%
AUD 1,750 million WCN10
Loan capital
Principal amount		$ 1,750		$ 1,750
Loan capital		$ 1,735		$ 1,733
AUD 1,750 million WCN10 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%
USD AT1 securities
Loan capital
Loan capital		$ 1,838		$ 1,728
USD 1,250 million USD AT1 securities
Loan capital
Principal amount	$ 1,250		$ 1,250
Loan capital		$ 1,838		$ 1,728
USD 1,250 million USD AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%
USD 1,250 million USD AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%	2.89%	2.89%
Parent Entity
Loan capital
Loan capital		$ 38,891		$ 36,770		$ 32,085
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		8,535		10,104
Parent Entity | Westpac capital notes
Loan capital
Loan capital		6,697		8,376
Parent Entity | AUD 1,690 million WCN5
Loan capital
Principal amount				1,690
Loan capital				$ 1,688
Parent Entity | AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)			3.20%	3.20%
Parent Entity | AUD 1,723 million WCN7
Loan capital
Principal amount		1,723		$ 1,723
Loan capital		$ 1,719		$ 1,716
Parent Entity | AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%	3.40%	3.40%
Parent Entity | AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750		$ 1,750
Loan capital		$ 1,742		$ 1,740
Parent Entity | AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%	2.90%	2.90%
Parent Entity | AUD 1,509 million WCN9
Loan capital
Principal amount		$ 1,509		$ 1,509
Loan capital		$ 1,501		$ 1,499
Parent Entity | AUD 1,509 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%	3.40%	3.40%
Parent Entity | AUD 1,750 million WCN10
Loan capital
Principal amount		$ 1,750		$ 1,750
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%
Loan capital		$ 1,735		$ 1,733
Parent Entity | USD AT1 securities
Loan capital
Loan capital		1,838		1,728
Parent Entity | USD 1,250 million USD AT1 securities
Loan capital
Principal amount	$ 1,250		$ 1,250
Loan capital		$ 1,838		$ 1,728
Parent Entity | USD 1,250 million USD AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%
Parent Entity | USD 1,250 million USD AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%	2.89%	2.89%